Property and Equipment, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation	$ 48,780	$ 88,860	$ 325,044	$ 349,082
Loss on disposal of property and equipment			$ (39,238)